Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On July 8, 2025, the Board approved a cash distribution for June 2025 of $0.05 per share for shareholders of record as of July 21, 2025.

On August 7, 2025, the Board approved a cash distribution for July 2025 of $0.04 per share for shareholders of record as of August 19, 2025.